SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	May 18, 2026 SGD ($)	Apr. 19, 2026 USD ($) Business	Apr. 16, 2026 USD ($) $ / shares shares	Jan. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Subsequent Events [Abstract]
Maximum borrowing capacity					$ 20
Subsequent Event [Member]
Subsequent Events [Abstract]
Maximum borrowing capacity				$ 40
Shares issued upon conversion of convertible promissory note (in shares) | shares			7,500,000
Conversion price (in dollars per share) | $ / shares			$ 0.376350156
Principal amount			$ 2,822,626
Minimum number of potential operating businesses suitable for business combination | Business		1
Success fee		1.00%
Pre-money valuation threshold		$ 400,000,000
Period after execution of Finder's Agreement to make upfront cash payment		30 days
Upfront cash payment payable to Finder		$ 1,200,000
Subsequent Event [Member] | WTF Asia [Member]
Subsequent Events [Abstract]
Equity interest acquired	42.40%
Consideration paid for equity interest acquired	$ 500,000